Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textual)
Effective tax rate	0.00%
Operating loss carryforwards, federal	$ 16.1
Operating loss carryforwards, state	16.2
Valuation allowance	$ 4.2	$ 4.2
Expire period of net operating loss carry-forwards	Through 2032.